Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Held by the ESOP at Year-end
Shares held by the ESOP were as follows at the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
Allocated to participants	104,518	96,268
Unearned	382,259	404,745
Total ESOP shares	486,777	501,013
Fair value of unearned shares	$4,774	$4,501